New and Amended Accounting Standards and Interpretations - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Millions		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017	Jul. 01, 2018
Disclosure of initial application of standards or interpretations [line items]
Financial assets	$ 20,411	$ 20,411	$ 20,008
Available for sale	1,390	1,390	1,199
Cumulative cost of hedging	114	114	58	$ 153
Impact of applying this change would have been to increased/(reduce) revenue		(44,288)	(43,129)	(35,740)
Impact of applying this change would have been to increased/(reduce) expenses		28,022	27,527	24,120
Impact on profit after tax		9,185	4,823	6,222
IAS 39 [member] | Loans and receivables [member]
Disclosure of initial application of standards or interpretations [line items]
Financial assets			17,700
IAS 39 [member] | Non-current investment in shares [member] | Available for sale securities [member]
Disclosure of initial application of standards or interpretations [line items]
Available for sale			33
IAS 39 [member] | Non-current other investments [member] | Financial assets held at fair value through profit or loss [member]
Disclosure of initial application of standards or interpretations [line items]
Available for sale			47
IFRS 9 [member] | Financial assets held at amortised cost [member]
Disclosure of initial application of standards or interpretations [line items]
Financial assets					$ 17,700
IFRS 9 [member] | Non-current investment in shares [member] | Financial assets held at fair value through other comprehensive income [member]
Disclosure of initial application of standards or interpretations [line items]
Available for sale					33
IFRS 9 [member] | Non-current other investments [member] | Financial assets held at fair value through profit or loss [member]
Disclosure of initial application of standards or interpretations [line items]
Available for sale					47
Impact of adopting IFRS 9 [member]
Disclosure of initial application of standards or interpretations [line items]
Expected credit loss provision	(7)	(7)			(7)
Cumulative cost of hedging					$ 176
Increase (decrease) due to application of IFRS 15 [member]
Disclosure of initial application of standards or interpretations [line items]
Impact of applying this change would have been to increased/(reduce) revenue		522	509	395
Impact of applying this change would have been to increased/(reduce) expenses		522	509	395
Impact on profit after tax		$ 0	$ 0	$ 0
Impact on the basic and diluted earnings per ordinary share		$ 0	$ 0	$ 0
Increase (decrease) due to application of IFRS 16 [member]
Disclosure of initial application of standards or interpretations [line items]
Increase in lease liabilities	2,300	$ 2,300
Increase in right of use assets	2,200	$ 2,200
Net adjustments to other assets and liabilities	$ 100
Weighted average incremental borrowing rate	2.10%	2.10%